Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, net
Property and equipment, gross	$ 19,438,247	$ 16,686,936
Accumulated depreciation	(12,279,467)	(9,659,234)
Property and equipment, net	7,158,780	7,027,702
Depreciation expenses	3,030,451	3,021,130	2,926,149
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	11,892,101	10,631,922
Leasehold improvements
Property and equipment, net
Property and equipment, gross	4,976,638	3,784,747
Buildings
Property and equipment, net
Property and equipment, gross	763,240	766,994
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,806,268	$ 1,503,273